Share-Based Compensation - Summary of Outstanding Restricted Stock Units (Details) - RSUs $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSUs outstanding, beginning balance (in shares) | shares	1,093,000
Number of RSUs granted (in shares) | shares	4,438,000
Number of RSUs vested and settled (in shares) | shares	(452,000)
Number of RSUs forfeited (in shares) | shares	(821,000)
Number of RSUs outstanding, ending balance (in shares) | shares	4,258,000	1,093,000
Weighted average fair value of RSUs, beginning balance (in dollars per share) | $ / shares	$ 8.83
Weighted average fair value of RSUs, granted (in dollars per share) | $ / shares	5.36
Weighted average fair value of RSUs, vested and settled (in dollars per share) | $ / shares	5.31
Weighted average fair value of RSUs, forfeited (in dollars per share) | $ / shares	6.46
Weighted average fair value of RSUs, ending balance (in dollars per share) | $ / shares	$ 5.71	$ 8.83
Weighted average remaining contractual life of outstanding RSUs	4 years	3 years 6 months
Aggregate intrinsic value of outstanding RSUs | $	$ 24,330	$ 9,657